Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2019 and 2018:

	12-31-2019	12-31-2018
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$
Property, Plant and Equipment, Gross	16,324,185	15,700,505
Construction in progress	1,189,709	1,059,070
Land	163,522	163,660
Buildings	493,914	284,496
Plant and equipment	6,942,941	7,318,697
Network Infrastructure	6,743,394	6,210,147
Fixtures and fittings	423,972	413,689
Other property, plant and equipment under lease	366,733	250,746

	12-31-2019	12-31-2018
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(7,304,948)	(7,013,678)
Buildings	(236,767)	(147,041)
Plant and equipment	(3,357,348)	(3,596,514)
Network Infrastructure	(3,374,311)	(2,984,132)
Fixtures and fittings	(225,586)	(218,600)
Other property, plant and equipment under lease	(110,936)	(67,391)

	12-31-2019	12-31-2018
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$
Property, Plant and Equipment, Net	9,019,237	8,686,827
Construction in progress	1,189,709	1,059,070
Land	163,522	163,660
Buildings	257,147	137,455
Plant and equipment	3,585,593	3,722,183
Network Infrastructure	3,369,083	3,226,015
Fixtures and fittings	198,386	195,089
Other property, plant and equipment under lease	255,797	183,355

Summary of Changes in Property Plant and Equipment

The detail and changes in property, plant, and equipment during the years ended December 31, 2019 and 2018 are as follows:

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2019	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	183,355	8,686,827
Effects first application IFRS 16	—	—	—	—	—	—	71,826	71,826
Opening balance as of January 1, 2019	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	255,181	8,758,653
Increases other than from business combinations	775,595	414	907	3,558	—	15,418	—	795,892
Increases (decreases) from foreign currency translation differences, net	(156,075)	(5,955)	(10,400)	(145,309)	(387,169)	(2,993)	139	(707,762)
Depreciation	—	—	(14,011)	(227,473)	(193,738)	(23,006)	(40,778)	(499,006)
Impairment (losses) reversals recognized in profit or loss	—	—	(1,307)	—	—	—		(1,307)
Increases (decreases) from transfers and other changes	(677,665)	1,865	18,298	205,682	430,453	21,367	—	—
Increases (decreases) from transfers from construction in progress	(677,665)	1,865	18,298	205,682	430,453	21,367	—	—
Disposals and removal from service	—	(855)	(5,180)	—	(7,416)	(3,428)	(620)	(17,499)
Disposals	—	(794)	(412)	—	—		—	(1,206)
Removals	—	(61)	(4,768)	—	(7,416)	(3,428)	(620)	(16,293)
Decreases to be classified as maintained to distribute to owners	—	—	—	—	—	—	—	—
Argentine hyperinflationary economy	163,990	4,731	9,150	75,860	340,626	19,821	9	614,187
Other increases (decreases)	24,794	(338)	122,235	(48,908)	(39,688)	(23,882)	41,866	76,079
Total changes	130,639	(138)	119,692	(136,590)	143,068	3,297	616	260,584
Closing balance as of December 31, 2019	1,189,709	163,522	257,147	3,585,593	3,369,083	198,386	255,797	9,019,237

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2018	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467
Increases other than from business combinations	795,114	2,781		10,505	—	11,325	3,342	823,067
Acquisitions through business combinations	—	—	—	—	—	—	18,036	18,036
Increases (decreases) from foreign currency translation differences, net	(248,533)	(21,014)	(28,793)	(443,320)	(850,680)	(26,004)	(8,610)	(1,626,954)
Depreciation	—	—	(6,969)	(275,444)	(194,488)	(23,311)	(11,220)	(511,432)
Impairment (losses) reversals recognized in profit or loss	—	—	—	66,987	—	—	—	66,987
Increases (decreases) from transfers and other changes	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Increases (decreases) from transfers from construction in progress	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Disposals and removals from service	(354)	(836)	(5)	(11,016)	(6,323)	(551)	(251)	(19,336)
Disposals	—	(820)	(5)	—	—	(59)	—	(884)
Removals	(354)	(16)	—	(11,016)	(6,323)	(492)	(251)	(18,452)
Decreases to be classified as maintained to distribute to owners	—	—	—	(5,825)	—	—	—	(5,825)
Decreases to be classified as maintained to distribute to owners	221,193	22,045	37,959	260,229	1,246,868	8,194	—	1,796,488
Other increases (decreases)	17,849	(4)	81	(6,339)	24,962	15,290	1,490	53,329
Total changes	229,511	8,175	9,898	(229,640)	494,418	82,006	(8)	594,360
Closing balance as of December 31, 2018	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	183,355	8,686,827

Schedule of Future Lease Payments Finance Leases

	12-31-2019			12-31-2018
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	88,846	7,203	81,643	39,300	3,633	35,667
From one to two years	49,186	6,478	42,708	56,641	5,031	51,610
From two to three years	31,187	4,946	26,241	22,813	2,026	20,787
From three to four years	17,065	3,392	13,673	11,518	1,895	9,623
From one to five years	10,055	2,128	7,927	3,727	1,143	2,584
More than five years	20,318	2,243	18,075	2,662	960	1,702
Total	216,657	26,390	190,267	136,661	14,688	121,973

Schedule of Total Future Lease Payments

12-31-2019
ThUS$
Less than one year	866
From one to two years	-
From two to three years	-
From three to four years	-
From four to five years	-
More than five years	-
Total	866

Right-of-use assets
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Changes in Property Plant and Equipment

	Land	Buildings	Other Plants and Equipments	Right-of-use assets, Net
Changes 2019	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019 before application of IFRS 16	-	1,424	181,931	183,355
Effects first application IFRS 16	3,448	50,840	17,538	71,826
Opening balance as of January 1, 2019 after application of IFRS 16	3,448	52,264	199,469	255,181
Increases (decreases) from foreign currency translation differences, net	(90)	(1,328)	1,557	139
Depreciation	(618)	(13,049)	(27,111)	(40,778)
Other increases (decreases)	283	28,971	12,001	41,255
Total changes	(425)	14,594	(13,553)	616
Closing balance as of December 31, 2019	3,023	66,858	185,916	255,797